Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2023